Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.23%	2.21%
Net Unrealized Appreciation/(Depreciation)	$ 5,155,330	$ 3,721,439
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.47%	1.40%
Net Unrealized Appreciation/(Depreciation)	$ 3,408,372	$ 2,355,942
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.76%	0.81%
Net Unrealized Appreciation/(Depreciation)	$ 1,746,958	$ 1,365,497
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.49%	0.38%
Net Unrealized Appreciation/(Depreciation)	$ 3,441,801	$ 636,077
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	$ 115,591	$ (28,090)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (2,980)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.96%	(0.15%)
Net Unrealized Appreciation/(Depreciation)	$ 2,225,547	$ (246,519)
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 3,188
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.96%
Net Unrealized Appreciation/(Depreciation)	$ 2,222,359
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 2,280
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.22%
Net Unrealized Appreciation/(Depreciation)	$ (22,535)	$ 362,631
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.04%
Net Unrealized Appreciation/(Depreciation)	$ (87,444)	$ 61,106
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.53%	0.29%
Net Unrealized Appreciation/(Depreciation)	$ 1,211,342	$ 486,949
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.34%)	(0.52%)
Net Unrealized Appreciation/(Depreciation)	$ (784,446)	$ (867,640)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.02%)	1.02%
Net Unrealized Appreciation/(Depreciation)	$ (33,429)	$ 1,719,865
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	0.75%
Net Unrealized Appreciation/(Depreciation)	$ (75,226)	$ 1,268,803
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%	0.28%
Net Unrealized Appreciation/(Depreciation)	$ 51,885	$ 478,333
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (31,802)	$ (925)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.06%)
Net Unrealized Appreciation/(Depreciation)		$ (104,550)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.12%	0.07%
Net Unrealized Appreciation/(Depreciation)	$ 288,271	$ 119,525
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%	(0.06%)
Net Unrealized Appreciation/(Depreciation)	$ 52,670	$ (109,099)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.14%)	0.04%
Net Unrealized Appreciation/(Depreciation)	$ (319,227)	$ 67,778
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.10%	1.33%
Net Unrealized Appreciation/(Depreciation)	$ 2,531,404	$ 2,233,137